Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Our financial instruments consist primarily of cash and cash equivalents, short-term and long-term restricted cash and investments, short-term and long-term investments, customer accounts receivable, margin deposits and guaranty funds, cost and equity method investments, short-term and long-term debt and certain other short-term assets and liabilities. The fair value of our financial instruments are measured based on a three-level hierarchy:

•	Level 1 inputs — quoted prices for identical assets or liabilities in active markets.

•	Level 2 inputs — observable inputs other than Level 1 inputs such as quoted prices for similar assets and liabilities in active markets or inputs other than quoted prices that are directly observable.

•	Level 3 inputs — unobservable inputs supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
In general, we use Level 1 inputs to determine fair value. The Level 1 assets consist of U.S. Treasury securities, equity and other securities listed in active markets, and investments in publicly traded mutual funds held for the purpose of providing future payments of the SERP and SESP plans. Financial assets and liabilities recorded in the accompanying consolidated balance sheets as of December 31, 2015 and 2014 are classified in their entirety based on the lowest level of input that is significant to the asset or liability’s fair value measurement. Financial instruments measured at fair value on a recurring basis as of December 31, 2015 are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Long-term investment in equity securities	$299	$—	$—	$299
U.S. Treasury securities	449	—	—	449
Mutual Funds	29	—	—	29
Total assets at fair value	$777	$—	$—	$777
Financial instruments measured at fair value on a recurring basis as of December 31, 2014 are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Long-term investment in equity securities	$379	$—	$—	$379
U.S. Treasury securities	374	—	—	374
Mutual Funds	27	—	—	27
Total assets at fair value	$780	$—	$—	$780

As of December 31, 2015, the fair value of our $1.24 billion 2020 Senior Notes were $1.25 billion, the fair value of our $1.24 billion 2025 Senior Notes were $1.26 billion, the fair value of our $597 million 2018 Senior Notes were $605 million, the fair value of our $789 million 2023 Senior notes were $838 million, and the fair value of our $852 million NYSE USD Notes were $854 million. The fair values of these fixed rate notes were estimated using quoted market prices for these instruments. The fair value of our other short-term and long-term debt approximates the carrying value since the rates of interest on the debt approximate market rates as of December 31, 2015. All other financial instruments are determined to approximate carrying value due to the short period of time to their maturities.
The long-term investment in equity securities as of December 31, 2015 and 2014 represents our 12% investment in Cetip, recorded at its fair value using its quoted market price (Note 5). The mutual funds represent equity and fixed income mutual funds held for the purpose of providing future payments to the SERP and SESP (Note 14). As of December 31, 2015 and 2014, we are holding $449 million and $374 million in U.S. Treasury securities, respectively, all of which had maturities of less than one year from the date of purchase (Note 5).
We did not use Level 2 and 3 inputs to determine the fair value of assets or liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014. We measure certain assets, such as intangible assets and cost and equity method investments, at fair value on a non-recurring basis. These assets are recognized at fair value if they are deemed to be impaired. As of December 31, 2015 and 2014, none of these assets were required to be recorded at fair value since no impairment indicators were present.
Cost and equity method investments were $116 million and $53 million as of December 31, 2015 and 2014, respectively, and are classified as other non-current assets in the accompanying consolidated balance sheets. The increase in the cost and equity method investments during the year ended December 31, 2015 is primarily due to our $60 million additional investment in OCC.
We own a 40% interest in OCC through a direct investment by NYSE which we record as an equity method investment. OCC serves as a clearing house for securities options, security futures, commodity futures and options on futures traded on various independent exchanges. OCC clears securities options traded on NYSE Arca and NYSE MKT, along with other non-affiliated exchanges, and is regulated by the SEC as a registered clearing agency and by the CFTC as a derivatives clearing organization. Under equity method accounting, we will subsequently adjust the carrying value of our OCC investment on our balance sheet by recognizing our pro-rata share of the earnings or losses of OCC, with a corresponding adjustment in our statement of income to other income, after eliminating any intra-entity income or expenses. The share of OCC's earnings that we will recognize is calculated based on our 40% ownership of OCC's net income. Also, if OCC issues cash dividends to us in the future, we will deduct the amount of these dividends from the carrying amount of our investment.
OCC adopted a new capital plan during the first quarter of 2015, which raised $150 million in equity capital from OCC's shareholders, including $60 million contributed by us. Pursuant to the terms of the capital plan, in exchange for the contributions of equity capital from its shareholders, OCC is required, subject to determination by its board of directors and compliance with legal requirements, to pay an annual dividend to its shareholders, on a pro rata basis, equal to the after-tax income of OCC, in excess of the amount required to maintain its target capital requirement and satisfy other capital requirements, and after refunds to its clearing members equal to 50% of distributable earnings before tax.
Subsequent to our investment of the $60 million, aggrieved parties petitioned the SEC to review its approval, by delegated authority, of the capital plan. As a result of such petition, the SEC's approval of the capital plan was automatically stayed and OCC halted further implementation of the capital plan pending further SEC action. In September 2015, the SEC lifted the stay. During the fourth quarter of 2015, the OCC capital plan was implemented.
Historically, OCC declared a refund to its clearing members each year that resulted in minimal profit for OCC. However, based on a new capital plan designed to comply with proposed new regulatory capital standards, OCC declared in December 2014 a reduced refund for 2014. Based on the OCC net income for the year ended December 31, 2014, we increased the carrying value of our OCC investment by $26 million, and recorded other income of $25 million during the fourth quarter of 2014. In addition, we eliminated intra-entity transaction-based expenses paid to OCC of $1 million for the year ended December 31, 2014. We recorded the increase in our equity investment during the fourth quarter of 2014, versus throughout 2014, because we were not able to determine what the OCC refund for 2014 was going to be until the new capital plan was formalized during the fourth quarter of 2014 and the 2014 fee refund was declared. During the year ended December 31, 2015, we increased the carrying value of our investment in OCC and recorded other income of $7 million ratably throughout the year for our pro-rata share of OCC's earnings. We also reduced our carrying value of our investment in OCC by $7 million during the year ended December 31, 2015, based on the OCC dividend that was declared in December 2015.
In addition, under the OCC capital plan, the OCC shareholders will contribute up to $200 million in additional equity capital if certain capital thresholds are breached, including up to $80 million to be contributed by us. The OCC shareholders would receive Class C stock in exchange for any additional capital contribution. No dividends or other remuneration would be paid to OCC shareholders holding Class C stock. Unless and until such $200 million capital contribution is repaid to the shareholders, OCC would be prohibited from declaring any dividends and paying refunds to its clearing members.